INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 2,122	$ 1,754
Current period unrecognized tax benefits		368
Current period unrecognized tax benefits	(32)
Ending unrecognized tax benefits	2,090	2,122
Amounts representing penalties and interest were recorded as income tax expense	0	0
Amount of interest or penalties accrued	$ 0	$ 0